Revenue and Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue and segment reporting
18.	Revenue and segment reporting

The principal activities of the Group are providing a wide range of educational programs, services and products, consisting primarily of general adult English training, overseas training services, online English training, junior English training and other English language-related services in the PRC.

(a)	Disaggregation of revenue

	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Revenue from contracts with customers
General adult English training	690,534	240,103	96,605
Overseas training services	203,677	130,567	151,110
Online English training	260,263	289,715	290,352
Junior English training	167,924	130,348	97,984
Sales of goods	93,454	93,397	80,190
Others English language-related services	32,047	12,905	12,755

Total	1,447,899	897,035	728,996

(b)	Revenue expected to be recognised in the future arising from contracts with customers in existence at the reporting date

As of December 31, 2020 and 2021, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts is RMB 767,228 and RMB 581,161 respectively. This amount principally represents revenue expected to be recognized in the future from contracts for general adult English training, overseas training services, online English training and junior English training entered into by the customers with the Group. The Group will recognize the expected revenue in future as the service is rendered, which is expected to occur over the next 1 to 51 months.

(c)	Segment Reporting

The Group’s chief operating decision makers has been identified as the Chairman, Vice-Chairman and Chief Executive Officer who review financial information of operating segments when making decisions about allocating resources and assessing performance of the Group.

The Group identified the following four operating segments, including general adult English training, overseas training services, online English training and junior English training as reportable segments.

—	General adult English training: this segment delivers English course to customers based on customers’ particular needs and in a convenient classroom setting at learning centers located across the PRC.

—	Overseas training services: this segment provides English test preparation courses training services, consulting services related to overseas study and short-term study abroad programs services.

—	Online English training: this segment provides tutorial courses through online platform of “Likeshuo”.

—	Junior English training: this segment provides English courses to students aged between six to 18 in a convenient classroom setting at learning centres located across the PRC.

Revenue and expenses are allocated to the reportable segments with reference to revenue generated by those segments and the expenses incurred by those segments.

The measure used for reporting segment profit is gross profit (revenue less cost of sales).

Other information together with the segment information, provided to the Group’s chief operating decision makers, is measured in a manner consistent with that applied in these financial statements. There were no separate segment assets and segment liabilities information provided to the Group’s chief operating decision makers, as they do not use this information to allocate resources to or evaluate the performance of the operating segments.

(i)	Segment revenue and results

Disaggregation of revenue from contracts with customers by the timing of revenue recognition, as well as information regarding the Group’s reportable segments as provided to the Group’s chief operating decision makers for the purposes of resource allocation and assessment of segment performance for the years ended December 31, 2019, 2020 and 2021 is set out below.

		Year ended December 31, 2019
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	93,454	-	-	-	93,454
Overtime	690,534	203,677	260,263	167,924	1,322,398

Revenue from external customers	783,988	203,677	260,263	167,924	1,415,852

Reportable segment revenue	783,988	203,677	260,263	167,924	1,415,852

Reportable segment gross profit	422,517	86,358	104,620	61,070	674,565

		Year ended December 31, 2020
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	93,397				93,397
Overtime	240,103	130,567	289,715	130,348	790,733

Revenue from external customers	333,500	130,567	289,715	130,348	884,130

Reportable segment revenue	333,500	130,567	289,715	130,348	884,130

Reportable segment gross profit	104,875	34,318	119,438	27,933	286,564

		Year ended December 31, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

Disaggregated by timing of revenue recognition
Point in time	80,190	-	-	-	80,190
Overtime	96,605	151,110	290,352	97,984	636,051

Revenue from external customers	176,795	151,110	290,352	97,984	716,241

Reportable segment revenue	176,795	151,110	290,352	97,984	716,241

Reportable segment gross profit	38,880	48,954	148,490	10,034	246,358

(ii)	Reconciliations of reportable segment revenues and profit or loss

	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Revenue
Reportable segment revenue	1,415,852	884,130	716,241
Other revenue	32,047	12,905	12,755

Consolidated revenue (note 18(a))	1,447,899	897,035	728,996

Profit
Reportable segment profit	674,565	286,564	246,358
Other profit	31,040	12,592	12,721

Reportable segment profit derived from Group’s external customers	705,605	299,156	259,079

Selling and marketing expenses	(437,986)	(310,433)	(250,850)
General and administrative expenses	(329,828)	(238,592)	(300,596)
Research and development expenses	(32,333)	(31,878)	(18,413)
Interest income	1,633	448	340
Interest expenses	(2,453)	(6,101)	(2,400)
Foreign currency exchange loss, net	(19)	(382)	(9,678)
Gains/(losses) on disposal and closure of subsidiaries and branches	583	(31,884)	(37,829)
Gains on available-for-sale investments	-	-
Gains on Short-term investments	-	495	-
Government grants	5,773	28,124	7,969
Equity in income on equity method investments	2,658	(1,532)	(149)
Depreciation and amortization	(23,414)	(16,469)	(15,121)
Share-based compensation expenses	(96,661)	(52,256)	(23,334)
Warrant financing	-	(41,118)	(2,404)
Others, net	4,044	4,640	634
Unallocated head office and corporate expenses	(13,062)	(9,198)	(13,784)

Consolidated loss before income tax	(215,460)	(406,980)	(406,536)

(iii)	Geographical information

No geographical information is presented as the operations, major customers and assets of the Group are substantially located in the PRC.